Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (3,337)	$ (2,699)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	388	360
Depreciation and amortization expense	3	43
Changes in operating assets - (increase)/decrease:
Other current assets	84	458
Changes in operating liabilities - increase:
Accounts payable	140	(205)
Accrued expenses	118	191
Net cash used in operating activities	(2,604)	(1,852)
Cash Flows from Investing Activities:
Purchase of property and equipment	0	(5)
Net cash used in investing activities	0	(5)
Cash Flows from Financing Activities (increase/decrease):
Payment of issuance costs for registration statement	(64)	0
Net cash provided by financing activities	2,057	0
Net change in cash and cash equivalents	(547)	(1,857)
Cash and cash equivalents, at beginning of period	9,136	8,608
Cash and cash equivalents, at end of period	8,589	6,751
Non-cash financing activities:
Recognition of deferred financing costs associated with issuance of common stock	(176)	0
Proceeds from cashless exercise of warrants	0	4
Private Placement [Member]
Cash Flows from Financing Activities (increase/decrease):
Proceeds from issuance of common stock	$ 2,121	$ 0